UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10431

Waddell & Reed InvestEd Portfolios, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report
December 31, 2005

Waddell & Reed InvestEd Growth Portfolio
Waddell & Reed InvestEd Balanced Portfolio
Waddell & Reed InvestEd Conservative Portfolio

CONTENTS
3	President's Letter
5	Managers' Discussion
10	Illustration of Portfolio Expenses
13	Waddell & Reed InvestEd Growth Portfolio
22	Waddell & Reed InvestEd Balanced Portfolio
31	Waddell & Reed InvestEd Conservative Portfolio
39	Notes to Financial Statements
46	Report of Independent Registered Public Accounting Firm
47	Directors and Officers
52	Renewal of Investment Management Agreement
55	Annual Privacy Notice
57	Proxy Voting Information
58	Quarterly Portfolio Schedule Information
58	Householding Notice

This report is submitted for the general information of the shareholders of Waddell & Reed InvestEd Portfolios, Inc. It is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current Waddell & Reed InvestEd Portfolios, Inc. prospectus, along with the InvestEd Program Overview and InvestEd Account Application.

Non-residents of Arizona or taxpayers of states other than Arizona should consider participating in the 529 plan(s) available in their state of residence, as such plan(s) may offer more favorable state income tax or other benefits than those offered under the InvestEd Plan. Please consult your CPA or other tax advisor regarding your personal tax situation.

President's Letter
      December 31, 2005

Dear Shareholder:

Enclosed is our report on your Portfolio's operations for the 12 months ended December 31, 2005. The 12-month period brought some positive results for most investors, despite challenges from a variety of directions in the latter half of the period. Stocks ended the fiscal year generally higher, as the S&P 500 returned 4.92 percent, although the Dow Jones Industrial Average rose only 1.72 percent. Bonds were flat for much of the period but ended the year slightly higher, with the Citigroup Broad Investment Grade Index returning 2.57 percent over the last 12 months.

The first half of the fiscal year brought strong economic growth, solid corporate earnings and a generally positive environment for investors. The last six months brought a few challenges, but the economy and the financial markets continued to be resilient. Between June and December, we weathered increasing energy prices, steadily rising short-term interest rates, budding inflationary pressures and, most dramatically, two major hurricanes that tragically struck the Gulf Coast. Despite the headwinds, the U.S. economy has remained strong. Gross domestic product (GDP) in the U.S. grew at a solid pace, rising, preliminarily, between 3.5 and 4.0 percent for the year. As we look toward 2006, it does appear that economic growth will slow somewhat, due to higher interest rates and higher energy prices, but is still likely to rise about 3 percent or so.

Throughout the fiscal year, the Federal Reserve pursued a campaign of steadily raising short-term interest rates. The Fed enacted another quarter-point increase in December, bringing the Federal Funds rate to 4.25 percent. Although future Fed policy remains uncertain, indications are that the rate-raising campaign is likely to end in 2006. As it becomes clear that the economy is operating at a sustainable, non-inflationary rate, the Fed likely will cease pushing up interest rates.

The other major potential drag on the economy is the rapid rise of oil prices. Crude oil hovered just above $40 per barrel in late 2004. By the end of December 2005, the price surpassed $61 per barrel. The world is facing constraints in supply such as we have never seen before. While many are forecasting that prices may ease some in 2006, we believe that longer term, higher energy prices are here to stay. As investors, we must remain aware of that reality, its impact on the world economies, and any opportunities that it may create.

Regardless of the short-term challenges brought on by economic or geopolitical events, a longer-term perspective is often more instructive for investors. That is why we believe it is important to develop and maintain a long-term financial plan for your personal situation. Through appropriate diversification among four or five or so different asset classes, you can potentially provide more balance to your investment portfolio over time.

Your financial advisor can help you with these strategies and work with you to develop and maintain a customized plan based on your individual situation. We believe that focusing on that plan, despite the swings of the market, is important as you work toward a sound financial future.

Thank you for your partnership and your continued commitment to your investment program.

Respectfully, Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Waddell & Reed InvestEd Portfolios, Inc., and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Managers' Discussion of
Waddell & Reed InvestEd Portfolios, Inc.
      December 31, 2005

An interview with Michael L. Avery and Daniel J. Vrabac, portfolio managers of Waddell & Reed InvestEd Portfolios, Inc.

This report relates to the operation of the Waddell & Reed InvestEd Growth Portfolio, the Waddell & Reed InvestEd Balanced Portfolio and the Waddell & Reed InvestEd Conservative Portfolio for the fiscal year ended December 31, 2005. The following discussion, graphs and tables provide you with information regarding the Portfolios' performance during that period.

How did the Portfolios perform during the last fiscal year?

Because each Portfolio invests in a variety of mutual funds, we utilize three benchmark indexes for comparison purposes: the S&P 500 Index (reflecting the performance of securities that generally represent the stock market), which increased 4.92 percent during the fiscal year; the Citigroup Broad Investment Grade Index (reflecting the performance of securities that generally represent the bond market), which increased 2.57 percent during the period; and the Citigroup Short-Term Index for 1 Month Certificates of Deposit (reflecting the performance of securities that generally represent one-month certificates of deposit), which rose 3.32 percent during the period.

In comparison, the Waddell & Reed InvestEd Growth Portfolio's Class A shares increased 8.99 percent during the period, without the impact of any sales charges and, including the impact of sales charges, increased 2.72 percent.

The Waddell & Reed InvestEd Balanced Portfolio's Class A shares increased 7.00 percent during the period, without the impact of any sales charges, and increased 0.85 percent including the impact of sales load.

The Waddell & Reed InvestEd Conservative Portfolio's Class A shares increased 2.53 percent during the period, without the impact of any sales charges and, including the impact of sales charges, declined 1.83 percent.

What factors impacted the performance of the Portfolios during the fiscal year?

We saw a number of challenging events over the period, yet the financial markets and the economy remained resilient. Crude oil prices hit an all-time high of $72 per barrel in late September in the wake of Gulf Coast hurricanes, retreating to around $60 per barrel in late December. The Federal Reserve continued to raise short-term interest rates throughout the year, as economic data indicated solid growth with the potential for accelerating inflation brought on by the higher energy prices. Bonds generally struggled during the fiscal year, due primarily to the environment of consistently rising interest rates.

The Portfolios are organized as a "fund of funds," with each designed to diversify your investment among a variety of mutual funds within the Waddell & Reed Advisors Funds family. Thus, your investment isn't tied to one sector or one type of fund. Although occasional changes may occur in the allocations to various funds within a Portfolio in any one year, each Portfolio will perform according to its principal strategies: growth for longer term investing timelines, balanced for intermediate term, or conservative for shorter periods as the beneficiary approaches college age. Over time, we believe this has the potential to provide a stronger investment through different investment climates, as you seek to build your assets toward your long-term goal of education funding.

During the last fiscal year, we made no major strategic changes to the Portfolios, and thus made no allocation changes. Although the year saw a number of challenging external factors, the financial markets and the economy remained strong, and our longer term outlook has been consistent. For this reason, we remain committed to our current allocations in each Portfolio. As conditions change, we intend to be vigilant in monitoring our positions and will reallocate if warranted.

What other market conditions or events influenced the performance of the Portfolios during the fiscal year?

The primary headwinds came from the rapid rise in oil and gas prices, along with the steadily rising short-term interest rates. These conditions had the potential to suppress consumer spending and business profits, yet both the consumer and businesses appeared to remain fairly optimistic throughout the year. Gross Domestic Product (GDP) continued at a solid pace, as third quarter 2005 growth was 4.1 percent, and it is anticipated that GDP growth for the entire year may be between 3.5 to 4.0 percent. Corporate profits remained strong, rising in double-digits, although stock prices did not increase at quite that same pace. We anticipate that stocks may catch up in the coming year, assisted by the fact that the Federal Reserve has indicated that, given some slowing economic growth, it may cease raising interest rates in 2006.

What is your outlook for the coming fiscal year?

We see four major risks for the U.S. economy in the coming year: the unfolding of the Federal Reserve's interest rate policy, the change in leadership at the Fed, high and perhaps rising energy and commodity prices, and the dollar. We believe that each of these risks is likely to play an important role in the Portfolios' return and allocation in the next 12 months. Interest rate levels may impact not just the bond and stock markets, but also the housing market and even the value of the dollar. As for the change in leadership at the Fed, after being led by Alan Greenspan since 1987, the new chairman, likely to be Ben Bernanke, takes over in February. The markets will be watching carefully how Mr. Bernanke performs in this extremely important role. We do not believe Mr. Bernanke will simply be given the benefit of the doubt; the markets have a tendency to challenge new Fed chairmen. Finally, we feel that there is the risk of a trend toward a weakening dollar during the year, as we anticipate that Asian currencies may strengthen.

As with any mutual fund, the value of each Portfolio's shares will change, and you could lose money on your investment. These and other risks are more fully described in the Portfolio's prospectus.

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

Comparison of Change in Value of $10,000 Investment
Waddell & Reed InvestEd Growth Portfolio, Class A Shares(1)(2)	$12,941
Waddell & Reed InvestEd Growth Portfolio, Class B Shares(2)	$13,289
Waddell & Reed InvestEd Growth Portfolio, Class C Shares(2)	$13,333
S&P 500 Index	$12,911
Citigroup Broad Investment Grade Index	$12,295
Citigroup Short-Term Index for 1 Month Certificates of Deposit	$10,857

		W&R INVESTED GROWTH PORTFOLIO CLASS A SHARES	W&R INVESTED GROWTH PORTFOLIO CLASS B SHARES	W&R INVESTED GROWTH PORTFOLIO CLASS C SHARES	S&P 500 INDEX	CITIGROUP BROAD INVESTMENT GRADE INDEX	CITIGROUP SHORT-TERM INDEX FOR 1 MONTH CERTIFICATES OF DEPOSIT

Inception 10/01/01		9,425	10,000	10,000	10,000	10,000	10,000
DEC	2001	10,238	10,847	10,847	11,068	10,002	10,058
DEC	2002	8,812	9,262	9,275	8,622	11,011	10,238
DEC	2003	10,796	11,256	11,287	11,098	11,474	10,361
DEC	2004	11,874	12,282	12,325	12,306	11,987	10,508
DEC	2005	12,941	13,289	13,333	12,911	12,295	10,857

(1)The value of the investment in the Portfolio is impacted by the sales load at the time of the investment.

(2)The value of the investment in the Portfolio is impacted by the ongoing expenses of the Portfolio and assumes reinvestment of dividends and distributions.

Average Annual Total Return(3)
	Class A	Class B(4)	Class C(4)

1-year period ended 12-31-05	2.72%	4.20%	8.19%
5-year period ended 12-31-05	-	-	-
10-year period ended 12-31-05	-	-	-
Since inception of Class(5) through 12-31-05	6.25%	6.53%	7.00%

(3)Data quoted is past performance and is based on deduction of the maximum applicable sales load for each of the periods. Current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Please visit www.waddell.com for the Portfolio's most recent month-end performance. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)

(4)Effective January 1, 2006, Class B and Class C shares are closed to new shareholders.

(5)10-1-01 for Class A, Class B, and Class C shares (the date on which shares were first acquired by shareholders).

Past performance is not necessarily indicative of future performance. Indexes are unmanaged. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

Comparison of Change in Value of $10,000 Investment
Waddell & Reed InvestEd Balanced Portfolio, Class A Shares(1)(2)	$12,200
Waddell & Reed InvestEd Balanced Portfolio, Class B Shares(2)	$12,529
Waddell & Reed InvestEd Balanced Portfolio, Class C Shares(2)	$12,547
S&P 500 Index	$12,911
Citigroup Broad Investment Grade Index	$12,295
Citigroup Short-Term Index for 1 Month Certificates of Deposit	$10,857

		W&R INVESTED BALANCED PORTFOLIO CLASS A SHARES	W&R INVESTED BALANCED PORTFOLIO CLASS B SHARES	W&R INVESTED BALANCED PORTFOLIO CLASS C SHARES	S&P 500 INDEX	CITIGROUP BROAD INVESTMENT GRADE INDEX	CITIGROUP SHORT-TERM INDEX FOR 1 MONTH CERTIFICATES OF DEPOSIT

Inception 10/01/01		9,425	10,000	10,000	10,000	10,000	10,000
DEC	2001	9,991	10,584	10,584	11,068	10,002	10,058
DEC	2002	9,147	9,605	9,620	8,622	11,011	10,238
DEC	2003	10,601	11,050	11,058	11,098	11,474	10,361
DEC	2004	11,401	11,802	11,814	12,306	11,987	10,508
DEC	2005	12,200	12,529	12,547	12,911	12,295	10,857

(1)The value of the investment in the Portfolio is impacted by the sales load at the time of the investment.

(2)The value of the investment in the Portfolio is impacted by the ongoing expenses of the Portfolio and assumes reinvestment of dividends and distributions.

Average Annual Total Return(3)
	Class A	Class B(4)	Class C(4)

1-year period ended 12-31-05	0.85%	2.17%	6.20%
5-year period ended 12-31-05	-	-	-
10-year period ended 12-31-05	-	-	-
Since inception of Class(5) through 12-31-05	4.79%	5.05%	5.48%

(3)Data quoted is past performance and is based on deduction of the maximum applicable sales load for each of the periods. Current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Please visit www.waddell.com for the Portfolio's most recent month-end performance. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)

(4)Effective January 1, 2006, Class B and Class C shares are closed to new shareholders.

(5)10-1-01 for Class A, Class B, and Class C shares (the date on which shares were first acquired by shareholders).

Past performance is not necessarily indicative of future performance. Indexes are unmanaged. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

Comparison of Change in Value of $10,000 Investment
Waddell & Reed InvestEd Conservative Portfolio, Class A Shares(1)(2)	$10,621
Waddell & Reed InvestEd Conservative Portfolio, Class B Shares(2)	$10,929
Waddell & Reed InvestEd Conservative Portfolio, Class C Shares(2)	$10,912
S&P 500 Index	$12,911
Citigroup Broad Investment Grade Index	$12,295
Citigroup Short-Term Index for 1 Month Certificates of Deposit	$10,857

		W&R INVESTED CONSERVATIVE PORTFOLIO CLASS A SHARES	W&R INVESTED CONSERVATIVE PORTFOLIO CLASS B SHARES	W&R INVESTED CONSERVATIVE PORTFOLIO CLASS C SHARES	S&P 500 INDEX	CITIGROUP BROAD INVESTMENT GRADE INDEX	CITIGROUP SHORT-TERM INDEX FOR 1 MONTH CERTIFICATES OF DEPOSIT

Inception 10/01/01		9,425	10,000	10,000	10,000	10,000	10,000
DEC	2001	9,640	10,212	10,212	11,068	10,002	10,058
DEC	2002	9,673	10,174	10,160	8,622	11,011	10,238
DEC	2003	10,067	10,512	10,504	11,098	11,474	10,361
DEC	2004	10,360	10,728	10,716	12,306	11,987	10,508
DEC	2005	10,621	10,929	10,912	12,911	12,295	10,857

(1)The value of the investment in the Portfolio is impacted by the sales load at the time of the investment.

(2)The value of the investment in the Portfolio is impacted by the ongoing expenses of the Portfolio and assumes reinvestment of dividends and distributions.

Average Annual Total Return(3)
	Class A	Class B(4)	Class C(4)

1-year period ended 12-31-05	-1.83%	-2.13%	1.83%
5-year period ended 12-31-05	-	-	-
10-year period ended 12-31-05	-	-	-
Since inception of Class(5) through 12-31-05	1.80%	1.67%	2.07%

(3)Data quoted is past performance and is based on deduction of the maximum applicable sales load for each of the periods. Current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Please visit www.waddell.com for the Portfolio's most recent month-end performance. Class A shares carry a maximum front-end sales load of 4.25%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)

(4)Effective January 1, 2006, Class B and Class C shares are closed to new shareholders.

(5)10-1-01 for Class A, Class B, and Class C shares (the date on which shares were first acquired by shareholders).

Past performance is not necessarily indicative of future performance. Indexes are unmanaged. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

Illustration of Portfolio Expenses

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following tables are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder in the underlying Waddell & Reed Advisors Funds, your Portfolio will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in a Portfolio's annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2005.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. As of the close of the six months covered by the tables, a customer is charged an initial fee of $10 for each new account. You should consider the additional fees that were charged to your Portfolio account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Growth Portfolio Expenses
For the Six Months Ended December 31, 2005	Beginning Account Value 6-30-05	Ending Account Value 12-31-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)
Class A	$1,000	$1,077.40	0.95%	$4.95
Class B	1,000	1,073.90	1.71	8.94
Class C	1,000	1,073.80	1.69	8.81
Based on 5% Return (2)
Class A	$1,000	$1,020.44	0.95%	$4.82
Class B	1,000	1,016.59	1.71	8.69
Class C	1,000	1,016.71	1.69	8.57
Restated Expenses For the Six Months Ended December 31, 2005(3)
Based on Actual Portfolio Return(1)
Class A	$1,000	$1,077.40	0.25%	$1.31
Class B	1,000	1,073.90	0.25	1.31
Class C	1,000	1,073.80	0.25	1.31
Based on 5% Return(2)
Class A	$1,000	$1,023.95	0.25%	$1.28
Class B	1,000	1,023.95	0.25	1.28
Class C	1,000	1,023.95	0.25	1.28

Balanced Portfolio Expenses
For the Six Months Ended December 31, 2005	Beginning Account Value 6-30-05	Ending Account Value 12-31-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)
Class A	$1,000	$1,058.90	0.92%	$4.78
Class B	1,000	1,055.20	1.71	8.84
Class C	1,000	1,055.50	1.67	8.66
Based on 5% Return(2)
Class A	$1,000	$1,020.57	0.92%	$4.69
Class B	1,000	1,016.61	1.71	8.67
Class C	1,000	1,016.78	1.67	8.50
Restated Expenses For the Six Months Ended December 31, 2005(3)
Based on Actual Portfolio Return(1)
Class A	$1,000	$1,058.90	0.25%	$1.30
Class B	1,000	1,055.20	0.25	1.29
Class C	1,000	1,055.50	0.25	1.29
Based on 5% Return(2)
Class A	$1,000	$1,023.95	0.25%	$1.28
Class B	1,000	1,023.95	0.25	1.28
Class C	1,000	1,023.95	0.25	1.28

Conservative Portfolio Expenses
For the Six Months Ended December 31, 2005	Beginning Account Value 6-30-05	Ending Account Value 12-31-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)
Class A	$1,000	$1,014.60	1.01%	$5.13
Class B	1,000	1,010.00	1.81	9.17
Class C	1,000	1,010.50	1.78	9.03
Based on 5% Return(2)
Class A	$1,000	$1,020.12	1.01%	$5.14
Class B	1,000	1,016.09	1.81	9.19
Class C	1,000	1,016.23	1.78	9.05
Restated Expenses For the Six Months Ended December 31, 2005(3)
Based on Actual Portfolio Return(1)
Class A	$1,000	$1,014.60	0.25%	$1.27
Class B	1,000	1,010.00	0.25	1.27
Class C	1,000	1,010.50	0.25	1.27
Based on 5% Return(2)
Class A	$1,000	$1,023.95	0.25%	$1.28
Class B	1,000	1,023.95	0.25	1.28
Class C	1,000	1,023.95	0.25	1.28

*Portfolio expenses for each share class are equal to the Portfolio's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2005, and divided by 365.

(1)This section uses the Portfolio's actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The "Ending Account Value" shown is computed using the Portfolio's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Portfolio expenses. It helps to compare the Portfolio's ongoing costs with other mutual funds. A shareholder can compare the Portfolio's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

(3)As of January 1, 2006, the expenses for each Portfolio were reduced to 0.25%.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF GROWTH PORTFOLIO

Portfolio Highlights

As a shareholder of Growth Portfolio, for every $100 you had invested on December 31, 2005, your Portfolio owned:

Waddell & Reed Advisors Core Investment Fund, Class Y	$16.82
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	$15.23
Waddell & Reed Advisors Value Fund, Class Y	$14.66
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	$10.32
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y	$10.14
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	$9.47
Waddell & Reed Advisors Small Cap Fund, Inc., Class Y	$8.07
Waddell & Reed Advisors Dividend Income Fund, Class Y	$5.02
Waddell & Reed Advisors High Income Fund, Inc., Class Y	$4.76
Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	$4.72
Cash and Cash Equivalents	$0.79

See footnotes on page 12.

The Investments of Growth Portfolio
December 31, 2005
MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Core Investment Fund, Class Y	2,834,828	$17,434,192
Waddell & Reed Advisors Dividend Income Fund, Class Y	379,859	5,196,472
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	2,710,075	9,810,472
Waddell & Reed Advisors High Income Fund, Inc., Class Y	675,203	4,935,735
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	2,052,390	15,782,878
Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	491,956	4,894,966
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y*	1,001,338	10,504,033
Waddell & Reed Advisors Small Cap Fund, Inc., Class Y	544,903	8,364,267
Waddell & Reed Advisors Value Fund, Class Y	1,218,953	15,188,150
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y*	1,110,830	10,697,296

TOTAL MUTUAL FUNDS - 99.21%		$102,808,461

(Cost: $86,211,622)

SHORT-TERM SECURITY - 0.62%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 2.5% Repurchase Agreement dated 12-30-05 to be repurchased at $650,181 on 1-3-06 (A)	$650	$650,000
(Cost: $650,000)

TOTAL INVESTMENT SECURITIES - 99.83%		$103,458,461

(Cost: $86,861,622)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.17%		171,378

NET ASSETS - 100.00%		$103,629,839

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Collateralized by $646,410 United States Treasury Bond, 7.875% due 2-15-21; market value and accrued interest aggregate $661,122.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      GROWTH PORTFOLIO
      December 31, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $86,862) (Notes 1 and 3)	$103,458
Cash	1
Receivables:
Portfolio shares sold	627
Dividends and interest	16
Prepaid and other assets	24

Total assets	104,126

LIABILITIES
Payable to Portfolio shareholders	299
Payable for investment securities purchased	167
Accrued shareholder servicing fee (Note 2)	22
Accrued accounting services fee (Note 2)	6
Accrued service and distribution fees (Note 2)	2

Total liabilities	496

Total net assets	$103,630

NET ASSETS
$0.001 par value capital stock:
Capital stock	$8
Additional paid-in capital	85,246
Accumulated undistributed income:
Accumulated undistributed net investment income	3
Accumulated undistributed net realized gain on investment transactions	1,776
Net unrealized appreciation in value of investments	16,597

Net assets applicable to outstanding units of capital	$103,630

Net asset value per share (net assets divided by shares outstanding):
Class A	$12.92
Class B	$12.89
Class C	$12.91
Capital shares outstanding:
Class A	6,606
Class B	1,014
Class C	404
Capital shares authorized	500,000

See Notes to Financial Statements.

Statement of Operations
      GROWTH PORTFOLIO
      For the Fiscal Year Ended December 31, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends	$1,414
Interest and amortization	11

Total income	1,425

Expenses (Note 2):
Administrative and shareholder servicing fee:
Class A	405
Class B	66
Class C	25
Service fee:
Class A	188
Class B	30
Class C	12
Distribution fee:
Class B	89
Class C	35
Accounting services fee	48
Registration fees	45
Investment management fee	14
Audit fees	8
Legal fees	6
Custodian fees	5
Other	75

Total	1,051
Less expenses waived (Note 2)	(243)

Total expenses	808

Net investment income	617

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	2,996
Unrealized appreciation in value of investments	4,507

Net gain on investments	7,503

Net increase in net assets resulting from operations	$8,120

See Notes to Financial Statements.

Statement of Changes in Net Assets
      GROWTH PORTFOLIO
      (In Thousands)

	For the fiscal year ended December 31,
	2005	2004

INCREASE IN NET ASSETS
Operations:
Net investment income	$617	$449
Realized net gain on investments	2,996	806
Unrealized appreciation	4,507	6,070

Net increase in net assets resulting from operations	8,120	7,325

Distributions to shareholders from (Note 1C):(1)
Net investment income:
Class A	(631)	(433)
Class B	(-)	(-)
Class C	(-)	(-)
Realized gains on investment transactions:
Class A	(818)	(629)
Class B	(126)	(103)
Class C	(50)	(48)

	(1,625)	(1,213)

Capital share transactions (Note 5)	12,026	16,507

Total increase	18,521	22,619
NET ASSETS
Beginning of period	85,109	62,490

End of period	$103,630	$85,109

Undistributed net investment income	$3	$17

(1)See "Financial Highlights" on pages 19 - 21.

See Notes to Financial Statements.

Financial Highlights
      GROWTH PORTFOLIO
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended December 31,				For the period from 10-1-01(1) through
	2005	2004	2003	2002	12-31-01

Net asset value, beginning of period	$12.06	$11.14	$9.17	$10.84	$10.00

Income (loss) from investment operations:
Net investment income	0.10	0.08	0.08	0.01	0.02
Net realized and unrealized gain (loss) on investments	0.99	1.03	2.01	(1.54)	0.84

Total from investment operations	1.09	1.11	2.09	(1.53)	0.86

Less distributions from:
Net investment income	(0.10)	(0.08)	(0.08)	(0.09)	(0.02)
Capital gains	(0.13)	(0.11)	(0.04)	(0.05)	(0.00)

Total distributions	(0.23)	(0.19)	(0.12)	(0.14)	(0.02)

Net asset value, end of period	$12.92	$12.06	$11.14	$9.17	$10.84

Total return(2)	8.99%	9.99%	22.53%	-13.94%	8.63%
Net assets, end of period (in millions)	$86	$69	$50	$29	$9
Ratio of expenses to average net assets including expense waiver	0.74%	0.82%	1.19%	1.46%	1.67	%(3)
Ratio of net investment income to average net assets including expense waiver	0.81%	0.77%	0.90%	0.69%	1.18	%(3)
Ratio of expenses to average net assets excluding expense waiver	1.00%	1.03%	- (4)	1.48%	1.71	%(3)
Ratio of net investment income to average net assets excluding expense waiver	0.55%	0.56%	- (4)	0.67%	1.14	%(3)
Portfolio turnover rate	5%	11%	19%	28%	0%

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)Because the Portfolio's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Financial Highlights
      GROWTH PORTFOLIO
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended December 31,				For the period from 10-1-01(1) through
	2005	2004	2003	2002	12-31-01

Net asset value, beginning of period	$12.03	$11.13	$9.17	$10.84	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	(0.01)	0.00	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	0.99	1.02	2.00	(1.57)	0.84

Total from investment operations	0.99	1.01	2.00	(1.61)	0.85

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.01)	(0.01)
Capital gains	(0.13)	(0.11)	(0.04)	(0.05)	(0.00)

Total distributions	(0.13)	(0.11)	(0.04)	(0.06)	(0.01)

Net asset value, end of period	$12.89	$12.03	$11.13	$9.17	$10.84

Total return	8.20%	9.11%	21.53%	-14.61%	8.47%
Net assets, end of period (in millions)	$13	$11	$8	$4	$2
Ratio of expenses to average net assets including expense waiver	1.51%	1.58%	1.98%	2.25%	2.22	%(2)
Ratio of net investment income (loss) to average net assets including expense waiver	0.03%	-0.01%	0.11%	-0.13%	0.23	%(2)
Ratio of expenses to average net assets excluding expense waiver	1.77%	1.79%	- (3)	2.27%	2.28	%(2)
Ratio of net investment income (loss) to average net assets excluding expense waiver	-0.23%	-0.22%	- (3)	-0.15%	0.17	%(2)
Portfolio turnover rate	5%	11%	19%	28%	0%

(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Portfolio's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Financial Highlights
      GROWTH PORTFOLIO
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended December 31,				For the period from 10-1-01(1) through
	2005	2004	2003	2002	12-31-01

Net asset value, beginning of period	$12.05	$11.14	$9.17	$10.84	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	0.00	0.02	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	0.98	1.02	2.00	(1.57)	0.84

Total from investment operations	0.99	1.02	2.02	(1.59)	0.85

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.01)	(0.03)	(0.01)
Capital gains	(0.13)	(0.11)	(0.04)	(0.05)	(0.00)

Total distributions	(0.13)	(0.11)	(0.05)	(0.08)	(0.01)

Net asset value, end of period	$12.91	$12.05	$11.14	$9.17	$10.84

Total return	8.19%	9.19%	21.70%	-14.49%	8.47%
Net assets, end of period (in millions)	$5	$5	$4	$3	$2
Ratio of expenses to average net assets including expense waiver	1.47%	1.51%	1.89%	2.11%	2.19	%(2)
Ratio of net investment income (loss) to average net assets including expense waiver	0.05%	0.07%	0.19%	-0.03%	0.13	%(2)
Ratio of expenses to average net assets excluding expense waiver	1.73%	1.72%	- (3)	2.13%	2.25	%(2)
Ratio of net investment income (loss) to average net assets excluding expense waiver	-0.21%	-0.14%	- (3)	-0.05%	0.07	%(2)
Portfolio turnover rate	5%	11%	19%	28%	0%

(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Portfolio's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF BALANCED PORTFOLIO

Portfolio Highlights

As a shareholder of Balanced Portfolio, for every $100 you had invested on December 31, 2005, your Portfolio owned:

Waddell & Reed Advisors Bond Fund, Class Y	$19.18
Waddell & Reed Advisors Core Investment Fund, Class Y	$15.11
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	$14.47
Waddell & Reed Advisors Value Fund, Class Y	$11.93
Waddell & Reed Advisors Cash Management, Inc., Class A	$9.62
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	$7.36
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y	$7.23
Waddell & Reed Advisors Dividend Income Fund, Class Y	$5.11
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	$4.81
Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	$4.80
Cash and Cash Equivalents	$0.38

The Investments of Balanced Portfolio
December 31, 2005
MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Bond Fund, Class Y	2,310,216	$14,184,729
Waddell & Reed Advisors Cash Management, Inc., Class A	7,115,150	7,115,150
Waddell & Reed Advisors Core Investment Fund, Class Y	1,817,206	11,175,817
Waddell & Reed Advisors Dividend Income Fund, Class Y	275,991	3,775,556
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	983,479	3,560,194
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	1,391,125	10,697,754
Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	357,049	3,552,635
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y*	509,617	5,345,884
Waddell & Reed Advisors Value Fund, Class Y	708,298	8,825,390
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y*	565,550	5,446,248

TOTAL MUTUAL FUNDS - 99.62%		$73,679,357

(Cost: $64,975,560)

SHORT-TERM SECURITY - 0.48%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 2.5% Repurchase Agreement dated 12-30-05 to be repurchased at $358,099 on 1-3-06 (A)	$358	$358,000
(Cost: $358,000)

TOTAL INVESTMENT SECURITIES - 100.10%		$74,037,357

(Cost: $65,333,560)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.10%)		(75,897)

NET ASSETS - 100.00%		$73,961,460

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Collateralized by $356,406 United States Treasury Bond, 7.875% due 2-15-21; market value and accrued interest aggregate $364,518.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      BALANCED PORTFOLIO
      December 31, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $65,334) (Notes 1 and 3)	$74,037
Cash	1
Receivables:
Portfolio shares sold	72
Dividends and interest	35
Prepaid and other assets	17

Total assets	74,162

LIABILITIES
Payable to Portfolio shareholders	125
Payable for investment securities purchased	46
Accrued shareholder servicing fee (Note 2)	11
Accrued accounting services fee (Note 2)	4
Accrued service and distribution fees (Note 2)	1
Other	14

Total liabilities	201

Total net assets	$73,961

NET ASSETS
$0.001 par value capital stock:
Capital stock	$6
Additional paid-in capital	64,307
Accumulated undistributed income:
Accumulated undistributed net investment income	5
Accumulated undistributed net realized gain on investment transactions	939
Net unrealized appreciation in value of investments	8,704

Net assets applicable to outstanding units of capital	$73,961

Net asset value per share (net assets divided by shares outstanding):
Class A	$11.95
Class B	$11.95
Class C	$11.95
Capital shares outstanding:
Class A	4,859
Class B	674
Class C	657
Capital shares authorized	300,000

See Notes to Financial Statements.

Statement of Operations
      BALANCED PORTFOLIO
      For the Fiscal Year Ended December 31, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends	$1,374
Interest and amortization	8

Total income	1,382

Expenses (Note 2):
Administrative and shareholder servicing fee:
Class A	258
Class B	40
Class C	38
Service fee:
Class A	132
Class B	20
Class C	19
Distribution fee:
Class B	58
Class C	57
Accounting services fee	44
Registration fees	41
Investment management fee	11
Audit fees	8
Legal fees	5
Custodian fees	4
Other	50

Total	785
Less expenses waived (Note 2)	(181)

Total expenses	604

Net investment income	778

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	1,567
Unrealized appreciation in value of investments	2,271

Net gain on investments	3,838

Net increase in net assets resulting from operations	$4,616

See Notes to Financial Statements.

Statement of Changes in Net Assets
      BALANCED PORTFOLIO
      (In Thousands)

	For the fiscal year ended December 31,
	2005	2004

INCREASE IN NET ASSETS
Operations:
Net investment income	$778	$529
Realized net gain on investments	1,567	843
Unrealized appreciation	2,271	2,917

Net increase in net assets resulting from operations	4,616	4,289

Distributions to shareholders from (Note 1C):(1)
Net investment income:
Class A	(712)	(489)
Class B	(36)	(19)
Class C	(38)	(20)
Realized gains on investment transactions:
Class A	(573)	(537)
Class B	(80)	(90)
Class C	(78)	(81)

	(1,517)	(1,236)

Capital share transactions (Note 5)	6,583	9,672

Total increase	9,682	12,725
NET ASSETS
Beginning of period	64,279	51,554

End of period	$73,961	$64,279

Undistributed net investment income	$5	$13

(1)See "Financial Highlights" on pages 28 - 30.

See Notes to Financial Statements.

Financial Highlights
      BALANCED PORTFOLIO
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended December 31,				For the period from 10-1-01(1) through
	2005	2004	2003	2002	12-31-01

Net asset value, beginning of period	$11.42	$10.85	$9.47	$10.57	$10.00

Income (loss) from investment operations:
Net investment income	0.15	0.12	0.12	0.06	0.03
Net realized and unrealized gain (loss) on investments	0.65	0.70	1.41	(0.97)	0.57

Total from investment operations	0.80	0.82	1.53	(0.91)	0.60

Less distributions from:
Net investment income	(0.15)	(0.12)	(0.12)	(0.14)	(0.03)
Capital gains	(0.12)	(0.13)	(0.03)	(0.05)	(0.00)

Total distributions	(0.27)	(0.25)	(0.15)	(0.19)	(0.03)

Net asset value, end of period	$11.95	$11.42	$10.85	$9.47	$10.57

Total return(2)	7.00%	7.55%	15.90%	-8.45%	6.00%
Net assets, end of period (in millions)	$58	$49	$38	$25	$9
Ratio of expenses to average net assets including expense waiver	0.71%	0.78%	1.09%	1.35%	1.67	%(3)
Ratio of net investment income to average net assets including expense waiver	1.32%	1.13%	1.32%	1.30%	1.70	%(3)
Ratio of expenses to average net assets excluding expense waiver	0.98%	0.99%	- (4)	1.37%	1.72	%(3)
Ratio of net investment income to average net assets excluding expense waiver	1.05%	0.92%	- (4)	1.28%	1.65	%(3)
Portfolio turnover rate	5%	12%	18%	29%	0%

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)Because the Portfolio's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Financial Highlights
      BALANCED PORTFOLIO
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended December 31,				For the period from 10-1-01(1) through
	2005	2004	2003	2002	12-31-01

Net asset value, beginning of period	$11.42	$10.84	$9.47	$10.57	$10.00

Income (loss) from investment operations:
Net investment income	0.06	0.03	0.05	0.01	0.02
Net realized and unrealized gain (loss) on investments	0.64	0.71	1.39	(1.00)	0.56

Total from investment operations	0.70	0.74	1.44	(0.99)	0.58

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.04)	(0.06)	(0.01)
Capital gains	(0.12)	(0.13)	(0.03)	(0.05)	(0.00)

Total distributions	(0.17)	(0.16)	(0.07)	(0.11)	(0.01)

Net asset value, end of period	$11.95	$11.42	$10.84	$9.47	$10.57

Total return	6.17%	6.80%	15.04%	-9.25%	5.84%
Net assets, end of period (in millions)	$8	$8	$7	$4	$2
Ratio of expenses to average net assets including expense waiver	1.50%	1.56%	1.87%	2.12%	2.22	%(2)
Ratio of net investment income to average net assets including expense waiver	0.51%	0.35%	0.54%	0.51%	0.75	%(2)
Ratio of expenses to average net assets excluding expense waiver	1.77%	1.77%	- (3)	2.14%	2.28	%(2)
Ratio of net investment income to average net assets excluding expense waiver	0.24%	0.14%	- (3)	0.49%	0.69	%(2)
Portfolio turnover rate	5%	12%	18%	29%	0%

(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Portfolio's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Financial Highlights
      BALANCED PORTFOLIO
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended December 31,				For the period from 10-1-01(1) through
	2005	2004	2003	2002	12-31-01

Net asset value, beginning of period	$11.42	$10.84	$9.47	$10.57	$10.00

Income (loss) from investment operations:
Net investment income	0.06	0.03	0.05	0.02	0.02
Net realized and unrealized gain (loss) on investments	0.65	0.71	1.39	(1.00)	0.56

Total from investment operations	0.71	0.74	1.44	(0.98)	0.58

Less distributions from:
Net investment income	(0.06)	(0.03)	(0.04)	(0.07)	(0.01)
Capital gains	(0.12)	(0.13)	(0.03)	(0.05)	(0.00)

Total distributions	(0.18)	(0.16)	(0.07)	(0.12)	(0.01)

Net asset value, end of period	$11.95	$11.42	$10.84	$9.47	$10.57

Total return	6.20%	6.84%	14.95%	-9.11%	5.84%
Net assets, end of period (in millions)	$8	$7	$7	$4	$2
Ratio of expenses to average net assets including expense waiver	1.47%	1.54%	1.85%	2.08%	2.23	%(2)
Ratio of net investment income to average net assets including expense waiver	0.54%	0.32%	0.55%	0.54%	0.73	%(2)
Ratio of expenses to average net assets excluding expense waiver	1.74%	1.75%	- (3)	2.10%	2.29	%(2)
Ratio of net investment income to average net assets excluding expense waiver	0.27%	0.11%	- (3)	0.52%	0.67	%(2)
Portfolio turnover rate	5%	12%	18%	29%	0%

(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Portfolio's net assets exceeded $25 million, there was no waiver of expenses.Therefore, no ratio is provided.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF CONSERVATIVE PORTFOLIO

Portfolio Highlights

As a shareholder of Conservative Portfolio, for every $100 you had invested on December 31, 2005, your Portfolio owned:

Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	$49.42
Waddell & Reed Advisors Cash Management, Inc., Class A	$19.79
Waddell & Reed Advisors Core Investment Fund, Class Y	$10.35
Waddell & Reed Advisors Government Securities Fund, Class Y	$9.88
Waddell & Reed Advisors Dividend Income Fund, Class Y	$5.25
Waddell & Reed Advisors Value Fund, Class Y	$5.11
Cash and Cash Equivalents	$0.20

The Investments of Conservative Portfolio
December 31, 2005
MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Cash Management, Inc., Class A	5,030,563	$5,030,563
Waddell & Reed Advisors Core Investment Fund, Class Y	427,869	2,631,392
Waddell & Reed Advisors Dividend Income Fund, Class Y	97,476	1,333,472
Waddell & Reed Advisors Government Securities Fund, Class Y	459,278	2,512,251
Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	1,262,450	12,561,377
Waddell & Reed Advisors Value Fund, Class Y	104,255	1,299,022

TOTAL MUTUAL FUNDS - 99.80%		$25,368,077

(Cost: $24,888,439)

SHORT-TERM SECURITY - 0.87%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 2.5% Repurchase Agreement dated 12-30-05 to be repurchased at $222,062 on 1-3-06 (A)	$222	$222,000
(Cost: $222,000)

TOTAL INVESTMENT SECURITIES - 100.67%		$25,590,077

(Cost: $25,110,439)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.67%)		(171,412)

NET ASSETS - 100.00%		$25,418,665

Notes to Schedule of Investments
(A)Collateralized by $220,890 United States Treasury Bond, 7.875% due 2-15-21; market value and accrued interest aggregate $225,918.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      CONSERVATIVE PORTFOLIO
      December 31, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $25,110) (Notes 1 and 3)	$25,590
Cash	2
Receivables:
Dividends and interest	70
Portfolio shares sold	19
Prepaid and other assets	16

Total assets	25,697

LIABILITIES
Payable to Portfolio shareholders	197
Payable for investment securities purchased	70
Accrued shareholder servicing (Note 2)	3
Accrued accounting services fee (Note 2)	2
Accrued service and distribution fee (Note 2)	1
Other	5

Total liabilities	278

Total net assets	$25,419

NET ASSETS
$0.001 par value capital stock:
Capital stock	$2
Additional paid-in capital	24,842
Accumulated undistributed income:
Accumulated undistributed net investment income	6
Accumulated undistributed net realized gain on investment transactions	89
Net unrealized appreciation in value of investments	480

Net assets applicable to outstanding units of capital	$25,419

Net asset value per share (net assets divided by shares outstanding):
Class A	$10.44
Class B	$10.44
Class C	$10.44
Capital shares outstanding:
Class A	1,780
Class B	112
Class C	543
Capital shares authorized	200,000

See Notes to Financial Statements.

Statement of Operations
      CONSERVATIVE PORTFOLIO
      For the Fiscal Year Ended December 31, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends	$612
Interest and amortization	6

Total income	618

Expenses (Note 2):
Administrative and shareholder servicing fee:
Class A	79
Class B	6
Class C	27
Service fee:
Class A	41
Class B	3
Class C	14
Distribution fee:
Class B	9
Class C	41
Registration fees	38
Accounting services fee	15
Audit fees	8
Custodian fees	4
Investment management fee	4
Legal fees	1
Other	20

Total	310
Less expenses waived (Note 2)	(62)

Total expenses	248

Net investment income	370

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	295
Unrealized depreciation in value of investments	(145)

Net gain on investments	150

Net increase in net assets resulting from operations	$520

See Notes to Financial Statements.

Statement of Changes in Net Assets
      CONSERVATIVE PORTFOLIO
      (In Thousands)

	For the fiscal year ended December 31,
	2005	2004

INCREASE IN NET ASSETS
Operations:
Net investment income	$370	$198
Realized net gain on investments	295	211
Unrealized appreciation (depreciation)	(145)	131

Net increase in net assets resulting from operations	520	540

Distributions to shareholders from (Note 1C):(1)
Net investment income:
Class A	(304)	(176)
Class B	(10)	(9)
Class C	(49)	(26)
Realized gains on investment transactions:
Class A	(138)	(128)
Class B	(9)	(17)
Class C	(43)	(51)

	(553)	(407)

Capital share transactions (Note 5)	3,093	3,909

Total increase	3,060	4,042
NET ASSETS
Beginning of period	22,359	18,317

End of period	$25,419	$22,359

Undistributed net investment income (loss)	$6	$(6)

(1)See "Financial Highlights" on pages 36 - 38.

See Notes to Financial Statements.

Financial Highlights
      CONSERVATIVE PORTFOLIO
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended December 31,				For the period from 10-1-01(1) through
	2005	2004	2003	2002	12-31-01

Net asset value, beginning of period	$10.43	$10.35	$10.06	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.17	0.12	0.08	(0.01)	0.04
Net realized and unrealized gain on investments	0.09	0.18	0.34	0.04	0.19

Total from investment operations	0.26	0.30	0.42	0.03	0.23

Less distributions from:
Net investment income	(0.17)	(0.13)	(0.08)	(0.14)	(0.05)
Capital gains	(0.08)	(0.09)	(0.05)	(0.01)	(0.00	)*

Total distributions	(0.25)	(0.22)	(0.13)	(0.15)	(0.05)

Net asset value, end of period	$10.44	$10.43	$10.35	$10.06	$10.18

Total return(2)	2.53%	2.91%	4.07%	0.35%	2.28%
Net assets, end of period (in millions)	$18	$14	$12	$8	$3
Ratio of expenses to average net assets including expense waiver	0.85%	0.85%	1.13%	1.91%	2.14	%(3)
Ratio of net investment income to average net assets including expense waiver	1.83%	1.27%	0.90%	0.87%	1.49	%(3)
Ratio of expenses to average net assets excluding expense waiver	1.12%	1.07%	1.18%	1.96%	2.19	%(3)
Ratio of net investment income to average net assets excluding expense waiver	1.56%	1.05%	0.85%	0.82%	1.44	%(3)
Portfolio turnover rate	22%	19%	14%	81%	1%

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.

See Notes to Financial Statements.

Financial Highlights
      CONSERVATIVE PORTFOLIO
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended December 31,				For the period from 10-1-01(1) through
	2005	2004	2003	2002	12-31-01

Net asset value, beginning of period	$10.42	$10.35	$10.06	$10.18	$10.00

Income (loss) from investment operations:
Net investment income	0.13	0.05	0.01	0.00	0.04
Net realized and unrealized gain (loss) on investments	0.07	0.16	0.33	(0.04)	0.17

Total from investment operations	0.20	0.21	0.34	(0.04)	0.21

Less distributions from:
Net investment income	(0.10)	(0.05)	(0.00)*	(0.07)	(0.03)
Capital gains	(0.08)	(0.09)	(0.05)	(0.01)	(0.00	)*

Total distributions	(0.18)	(0.14)	(0.05)	(0.08)	(0.03)

Net asset value, end of period	$10.44	$10.42	$10.35	$10.06	$10.18

Total return	1.88%	2.05%	3.32%	-0.37%	2.12%
Net assets, end of period (in millions)	$1	$2	$2	$1	$1
Ratio of expenses to average net assets including expense waiver	1.60%	1.58%	1.86%	2.67%	2.55	%(2)
Ratio of net investment income to average net assets including expense waiver	0.99%	0.53%	0.16%	0.16%	1.07	%(2)
Ratio of expenses to average net assets excluding expense waiver	1.87%	1.80%	1.91%	2.72%	2.60	%(2)
Ratio of net investment income to average net assets excluding expense waiver	0.72%	0.31%	0.11%	0.11%	1.02	%(2)
Portfolio turnover rate	22%	19%	14%	81%	1%

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      CONSERVATIVE PORTFOLIO
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended December 31,				For the period from 10-1-01(1) through
	2005	2004	2003	2002	12-31-01

Net asset value, beginning of period	$10.42	$10.35	$10.06	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10	0.04	0.01	(0.07)	0.03
Net realized and unrealized gain on investments	0.09	0.17	0.33	0.02	0.18

Total from investment operations	0.19	0.21	0.34	(0.05)	0.21

Less distributions from:
Net investment income	(0.09)	(0.05)	(0.00)	(0.06)	(0.03)
Capital gains	(0.08)	(0.09)	(0.05)	(0.01)	(0.00	)*

Total distributions	(0.17)	(0.14)	(0.05)	(0.07)	(0.03)

Net asset value, end of period	$10.44	$10.42	$10.35	$10.06	$10.18

Total return	1.83%	2.01%	3.39%	-0.50%	2.12%
Net assets, end of period (in millions)	$6	$6	$4	$3	$1
Ratio of expenses to average net assets including expense waiver	1.62%	1.61%	1.89%	2.66%	2.59	%(2)
Ratio of net investment income to average net assets including expense waiver	1.02%	0.51%	0.14%	0.11%	1.04	%(2)
Ratio of expenses to average net assets excluding expense waiver	1.89%	1.83%	1.94%	2.71%	2.64	%(2)
Ratio of net investment income to average net assets excluding expense waiver	0.75%	0.29%	0.09%	0.06%	0.98	%(2)
Portfolio turnover rate	22%	19%	14%	81%	1%

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

Notes to Financial Statements
      December 31, 2005

NOTE 1 - Significant Accounting Policies

The Waddell & Reed InvestEd Plan (InvestEd Plan) was established under the Arizona Family College Savings Program (the Program). Waddell & Reed InvestEd Portfolios, Inc. (InvestEd Portfolios) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code. InvestEd Plan is offered to Arizona residents and nationally. InvestEd accounts are held in the name and for the benefit of the Arizona Commission for Post-Secondary Education in its capacity as Trustee of the Family College Savings Program Trust Fund (the Trust). An investment in the Program constitutes a purchase of an interest in the Trust, a municipal fund security. The Trust invests in the InvestEd Portfolios. InvestEd Portfolios issues three series of capital shares; each series represents ownership of a separate mutual fund (a Portfolio). The assets belonging to each Portfolio are held separately by the transfer agent for the underlying funds and the custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets.

Accounts opened through the InvestEd Plan are not insured by the State of Arizona, Family College Savings Program Trust Fund, the Arizona Commission for Post Secondary Education, or any other governmental entity, Waddell & Reed, Inc. (W&R), or any affiliated or related party and neither the principal invested nor the investment return is guaranteed by any of the above referenced parties. InvestEd Plan accounts are subject to the Federal tax laws and the laws, rules and regulations governing the Program. Any changes in such laws, rules or regulations may affect participation in, and the benefits of, the InvestEd Plan. The InvestEd Plan may be modified to comply with such changes.

The following is a summary of significant accounting policies consistently followed by InvestEd Portfolios in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Investments in funds within the Waddell & Reed Advisors Funds family are valued at their net asset value as reported by the underlying funds. Short-term debt securities are valued at amortized cost, which approximates market value.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.
C. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. All distributions are automatically paid in additional shares of the same class of the distributing Portfolio. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers. At December 31, 2005, $5,188 was reclassified in Conservative Portfolio between accumulated undistributed net investment income and accumulated undistributed net realized gain on investment transaction. Net investment income, additional paid-in capital and net assets were not affected by this change.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Under its Management Agreement, for Waddell & Reed Investment Management Company's (WRIMCO) management services, until May 1, 2004, the management fee for each of the Portfolios was payable at the annual rate of 0.05% of the net assets of the Portfolio. Pursuant to a letter agreement dated April 29, 2004, WRIMCO contractually waived the management fee for the period from May 1, 2004 through April 30, 2005. Pursuant to a new agreement between WRIMCO and the Fund, beginning May 1, 2005, WRIMCO has contractually eliminated the management fee.

Under its Management Agreement, for WRIMCO's management services, each of the underlying funds pays WRIMCO a fee as described in that fund's prospectus. The management fee rates for each of the underlying funds are as follows:

for Waddell & Reed Advisors Bond Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2005, were 0.52%

for Waddell & Reed Advisors Cash Management, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2005, were 0.40%

for Waddell & Reed Advisors Core Investment Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2005, were 0.62%

for Waddell & Reed Advisors Dividend Income Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2005, were 0.70%

for Waddell & Reed Advisors Global Bond Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2005, were 0.63%

for Waddell & Reed Advisors Government Securities Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2005, were 0.50%

for Waddell & Reed Advisors High Income Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year September 30, 2005, were 0.61%

for Waddell & Reed Advisors International Growth Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2005, were 0.85%

for Waddell & Reed Advisors Limited-Term Bond Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2005, were 0.50%

for Waddell & Reed Advisors New Concepts Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2005, were 0.85%

for Waddell & Reed Advisors Small Cap Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2005, were 0.85%

for Waddell & Reed Advisors Value Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2005, were 0.70%

for Waddell & Reed Advisors Vanguard Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2005, were 0.68%

Each Portfolio has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the InvestEd Portfolios and pricing daily the value of shares of each Portfolio. For these services, each Portfolio paid WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, each Portfolio paid WRSCO a monthly per- class fee equal to 2.5% of the monthly accounting services base fee.

Each Portfolio and each underlying fund also paid monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

Each underlying fund also paid WRSCO a monthly fee of one-twelfth of the annual fee shown in the table above. Plus, for each class of shares in excess of one, each underlying fund paid WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Under the Administrative and Shareholder Servicing Agreement, with respect to Class A, Class B and Class C shares, each Portfolio paid WRSCO a fee at the rate of 0.40% of net assets annually. The fee is paid daily on a pro rata basis. Each Portfolio also reimbursed W&R and WRSCO for certain out-of-pocket costs.

Under the Shareholder Servicing Agreement for each of the underlying funds other than Waddell & Reed Advisors Cash Management, Inc., each fund paid WRSCO a monthly fee equal to 0.15 of 1% of the average daily net assets of Class Y for the preceding month. Waddell & Reed Advisors Cash Management, Inc., one of the underlying funds, paid WRSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month.

WRSCO has contractually agreed to waive 0.25% of the Administrative and Shareholder Servicing Fee for the period beginning May 1, 2004 and ending April 30, 2006. During the fiscal year ended December 31, 2005, the following fees were waived (in thousands):

	Investment Management Fee	Administrative and Shareholder Servicing Fee

Growth Portfolio	$14	$229
Balanced Portfolio	11	170
Conservative Portfolio	4	58

As principal underwriter for each Portfolio's shares, W&R receives gross sales commissions (which are not an expense of the InvestEd Portfolios) for Class A shares. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and paid to W&R. During the fiscal year ended December 31, 2005, W&R received the following amounts in gross sales commissions and CDSC.

	Gross Sales Commissions	CDSC
		Class A	Class B	Class C

Growth Portfolio	$851,769	$-	$10,297	$269
Balanced Portfolio	378,562	-	10,144	334
Conservative Portfolio	69,973	-	1,441	372

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the InvestEd Plan's shares, except for registration fees and related expenses. During the fiscal year ended December 31, 2005, W&R paid the following amounts: Growth Portfolio - $529,598; Balanced Portfolio - $235,721; and Conservative Portfolio - $44,537.

Under a Distribution and Service Plan for Class A shares adopted by the InvestEd Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Portfolio may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of each Portfolio's Class A average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Portfolio shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the InvestEd Portfolios for Class B and Class C shares, respectively, each Portfolio may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to compensation under the Class A Plan.

The InvestEd Portfolios paid Directors' regular compensation of $7,944, which are included in other expenses. The InvestEd Portfolios pay Frederick Vogel III additional compensation for his service as lead independent director. For the fiscal year ended December 31, 2005, that amount was $70.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Investment securities transactions for the fiscal year ended December 31, 2005 are summarized as follows:

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Purchases of mutual funds	$16,841,613	$10,214,117	$8,141,690
Purchases of short-term securities	102,695,000	73,993,000	59,890,990
Proceeds from sales of mutual funds	4,452,793	3,442,204	5,153,685
Proceeds from maturities and sales of short-term securities	102,552,000	74,237,000	59,820,990

For Federal income tax purposes, cost of investments owned at December 31, 2005 and the related appreciation were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation

Growth Portfolio	$86,943,564	$16,553,903	$39,006	$16,514,897
Balanced Portfolio	65,369,225	9,251,032	582,900	8,668,132
Conservative Portfolio	25,110,439	747,961	268,323	479,638

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Portfolios' distributed and undistributed earnings and profit for the fiscal year ended December 31, 2005 and the related capital loss carryover and post-October activity were as follows:

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Net ordinary income	$630,628	$782,615	$382,822
Distributed ordinary income	643,038	789,675	375,792
Undistributed ordinary income	6,001	6,615	7,030

Realized long-term capital gains	2,822,565	1,513,225	249,862
Distributed long-term capital gains	982,257	727,066	177,279
Undistributed long-term capital gains	1,857,505	974,268	89,090

Capital loss carryover	-	-	-

Post-October losses deferred	-	-	-

Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year (post-October losses).

NOTE 5 - Multiclass Operations

Each Portfolio offered three classes of shares, Class A, Class B and Class C, each of which have equal rights as to assets and voting privileges. A comprehensive discussion of the terms of each class is contained in the Prospectus and the Statement of Additional Information.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the fiscal year ended December 31, 2005 are summarized below. Amounts are in thousands.

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Shares issued from sale of shares:
Class A	1,733	1,416	790
Class B	192	151	51
Class C	113	163	212
Shares issued from reinvestment of dividend and/or capital gains distribution:
Class A	111	107	42
Class B	10	10	2
Class C	4	9	9
Shares redeemed:
Class A	(940)	(938)	(454)
Class B	(115)	(197)	(122)
Class C	(143)	(159)	(240)

Increase in outstanding capital shares	965	562	290

Value issued from sale of shares:
Class A	$21,371	$16,455	$8,310
Class B	2,344	1,745	531
Class C	1,390	1,881	2,223
Value issued from reinvestment of dividend and/or capital gains distribution:
Class A	1,449	1,285	442
Class B	126	116	19
Class C	50	116	91
Value redeemed:
Class A	(11,579)	(10,929)	(4,766)
Class B	(1,402)	(2,242)	(1,258)
Class C	(1,723)	(1,844)	(2,499)

Increase in outstanding capital	$12,026	$6,583	$3,093

Transactions in capital stock for the fiscal year ended December 31, 2004 are summarized below. Amounts are in thousands.

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Shares issued from sale of shares:
Class A	1,876	1,388	570
Class B	270	199	44
Class C	122	191	214
Shares issued from reinvestment of dividend and/or capital gains distribution:
Class A	88	90	29
Class B	9	9	2
Class C	4	9	8
Shares redeemed:
Class A	(766)	(738)	(374)
Class B	(103)	(87)	(20)
Class C	(50)	(186)	(97)

Increase in outstanding capital shares	1,450	875	376

Value issued from sale of shares:
Class A	$21,244	$15,252	$5,934
Class B	3,064	2,176	456
Class C	1,377	2,096	2,214
Value issued from reinvestment of dividend and/or capital gains distribution:
Class A	1,061	1,026	304
Class B	103	108	26
Class C	48	101	77
Value redeemed:
Class A	(8,665)	(8,096)	(3,882)
Class B	(1,163)	(954)	(211)
Class C	(562)	(2,037)	(1,009)

Increase in outstanding capital	$16,507	$9,672	$3,909

NOTE 6 - Subsequent Event

As of January 1, 2006, each Portfolio offers only Class A shares. Class B and Class C shares were closed to new investors on that date. Effective March 1, 2006, Class B and Class C will be closed to all investors. The Board of Directors has approved the conversion of Class B and Class C shares of each portfolio into Class A shares of the same portfolio no later than March 31, 2006.

Also effective January 1, 2006, the total expenses of each Portfolio will be reduced to 0.25%.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,

Waddell & Reed InvestEd Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Balanced Portfolio, Conservative Portfolio, and Growth Portfolio (collectively the "Portfolios") comprising Waddell & Reed InvestEd Portfolios, Inc., as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolios are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios of Waddell & Reed InvestEd Portfolios, Inc. as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 15, 2006

The Board of Directors of
Waddell & Reed InvestEd Portfolios, Inc.

Each of the individuals listed below serves as a director for the Corporation, and for the portfolios within the Waddell & Reed Advisors Funds and W&R Target Funds, Inc. (collectively, the Advisors Fund Complex), except that Mr. Hechler is not a Director of W&R Target Funds, Inc. The Advisors Fund Complex, together with the Ivy Family of Funds, comprise the Waddell & Reed Fund Complex. The Ivy Family of Funds is comprised of the portfolios in the Ivy Funds and Ivy Funds, Inc.

The interested directors are "interested" by virtue of their current or former engagement as officers of Waddell & Reed Financial, Inc. (WDR) or its wholly-owned subsidiaries, including the funds' investment advisor, Waddell & Reed Investment Management Company (WRIMCO); the funds' principal underwriter, Waddell & Reed, Inc. (W&R); and the funds' transfer agent, Waddell & Reed Services Company (WRSCO), as well as by virtue of their personal ownership of shares of WDR. The other directors (more than a majority of the total number) are disinterested; that is, they are not employees or officers of, and have no financial interest in, WDR or any of its wholly-owned subsidiaries, including W&R, WRIMCO and WRSCO. Each director serves an indefinite term, until he or she dies, resigns, is removed or becomes disqualified.

Additional Information about Directors

The Statement of Additional Information (SAI) for Waddell & Reed InvestEd Portfolios, Inc. includes additional information about Corporation directors. The SAI is available without charge, upon request, by calling 1.888.WADDELL. It is also available on the Waddell & Reed website, www.waddell.com.

Disinterested Directors

James M. Concannon (58)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 46
Director since: 2001
Director of Funds in the Fund Complex since: 1997
Principal Occupations During Past 5 Years: Professor of Law, Washburn Law School; formerly, Dean, Washburn Law School (until 2001)
Other Directorships held by Director: Director, Kansas Legal Services for Prisoners, Inc.

John A. Dillingham (67)
4040 Northwest Claymont Drive, Kansas City, MO 64116
Position held with Fund: Director
Number of portfolios overseen by Director: 46
Director since: 2001
Director of Funds in the Fund Complex since: 1997
Principal Occupations During Past 5 Years: President and Director, JoDill Corp. and Dillingham Enterprises, Inc., both farming enterprises; President, Missouri Institute of Justice
Other Directorships held by Director: Director, Salvation Army; Advisory Director, UMB Northland Board (financial services)

David P. Gardner (72)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 46
Director since: 2001
Director of Funds in the Fund Complex since: 1998
Principal Occupation During Past 5 Years: Senior Advisor to the President, J. Paul Getty Trust; formerly, Professor, University of Utah (until 2005)
Other Directorships held by Director: None

Linda K. Graves (52)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 46
Director since: 2001
Director of Funds in the Fund Complex since: 1995
Principal Occupation During Past 5 Years: First Lady of Kansas (until 2003)
Other Directorships held by Director: Chairman and Director, Greater Kansas City Community Foundation

Joseph Harroz, Jr. (39)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 74
Director since: 2001
Director of Funds in the Fund Complex since: 1998
Principal Occupations During Past 5 Years: Vice President and General Counsel of the Board of Regents, University of Oklahoma; Adjunct Professor, University of Oklahoma Law School; Managing Member, Harroz Investments, LLC, commercial enterprise investments; formerly, Consultant, MTV Associates (2004)
Other Directorships held by Director: Director and Shareholder, Valliance Bank; Director, Ivy Funds, Inc.; Trustee, Ivy Funds

John F. Hayes (86)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 46
Director since: 2001
Director of Funds in the Fund Complex since: 1988 Principal Occupation During Past 5 Years: Shareholder, Gilliland & Hayes, PA, a law firm; formerly, Chairman, Gilliland & Hayes (until 2003)
Other Directorships held by Director: Director, Central Bank & Trust; Director, Central Financial Corp. (banking)

Glendon E. Johnson (82)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 46
Director since: 2001
Director of Funds in the Fund Complex since: 1971
Principal Occupations During Past 5 Years: Chairman and Chief Executive Officer (CEO) of Castle Valley Ranches, LLC
Other Directorships held by Director: Chairman and CEO of the Wellness Councils of America; Member, Advisory Council of the Boy Scouts of America

Frank J. Ross, Jr. (52)
Polsinelli Shalton Welte Suelthaus, 700 W 47th Street, Suite 1000, Kansas City MO 64112
Position held with Fund: Director
Number of portfolios overseen by Director: 46
Director since: 2001
Director of Funds in the Fund Complex since: 1996
Principal Occupation During Past 5 Years: Shareholder/Director, Polsinelli Shalton Welte Suelthaus, a law firm
Other Directorships held by Director: Director, Columbian Bank & Trust

Eleanor B. Schwartz (69)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 74
Director since: 2001
Director of Funds in the Fund Complex since: 1995
Principal Occupations During Past 5 Years: Professor Emeritus, University of Missouri at Kansas City; formerly, Professor of Business Administration, University of Missouri at Kansas City (until 2003)
Other Directorships held by Director: Director, Ivy Funds, Inc.; Trustee, Ivy Funds

Frederick Vogel III (70)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 46
Director since: 2001
Director of Funds in the Fund Complex since: 1971
Principal Occupation During Past 5 Years: Member, Board of Directors, The Terra Foundation for American Art (Chicago); Vice President, Treasurer and Trustee, The Layton Art Collection, Inc.; Member of the Directors Advisory Committee for American Art
Other Directorships held by Director: None

Interested Directors

Robert L. Hechler (69)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Director; formerly, President, Principal Financial Officer
Number of portfolios overseen by Director: 24
Director since: 2001
Director of Funds in the Fund Complex since: 1998
Principal Occupations During Past 5 Years: Consultant of WDR and W&R; formerly, Director of WDR (until 2003); formerly, Executive Vice President and Chief Operating Officer of WDR (until 2001); formerly, Chief Executive Officer, President, Director, Principal Financial Officer and Treasurer of W&R (until 2001); formerly, Director, Executive Vice President, Principal Financial Officer and Treasurer of WRIMCO (until 2001); formerly, Director and Treasurer of WRSCO (until 2001)
Other Directorships held by Director: None

Henry J. Herrmann (63)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Chairman of the Board, Director and President; formerly, Vice President
Number of portfolios overseen by Director: 74
Director since: 2001; President since: 2001
Director of Funds in the Fund Complex since: 1998
Principal Occupation(s) During Past 5 Years: CEO of WDR; formerly, Chief Investment Officer (CIO) and President of WDR (until 2005); President, CEO and Chairman of WRIMCO and Ivy Investment Management Company (IICO), an affiliate of WDR; formerly, CIO of WRIMCO and IICO (until 2005); President of each of the Funds in the Advisors Fund Complex; President of Ivy Funds, Inc. and Ivy Funds
Other Directorships held by Director: Director of WDR, W&R, WRIMCO, WRSCO, IICO; Director, Austin, Calvert & Flavin, an affiliate of WRIMCO; Director, Ivy Funds Distributor, Inc. (IFDI) an affiliate of WDR; Director, Ivy Funds, Inc.; Trustee, Ivy Funds

Officers

Theodore W. Howard (63)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Treasurer, Principal Accounting Officer and Vice President since 2001; Principal Financial Officer since 2002
Positions held with Funds in the Fund Complex: Treasurer and Principal Accounting Officer since 1976; Vice President since 1987; Principal Financial Officer since 2002
Principal Occupation(s) During Past 5 Years: Senior Vice President of WRSCO; Treasurer, Principal Accounting Officer, Vice President and Principal Financial Officer of each of the Funds in the Fund Complex; Vice President, Principal Financial Officer, Principal Accounting Officer and Treasurer of Ivy Funds and Ivy Funds, Inc.; formerly, Assistant Treasurer of Ivy Funds (until 2003); formerly, Vice President of WRSCO (until 2001)
Directorships held: None

Kristen A. Richards (38)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Vice President, Secretary and Associate General Counsel since 2001
Positions held with Funds in the Fund Complex: Vice President, Secretary and Associate General Counsel since 2000
Principal Occupation(s) During Past 5 Years: Vice President, Associate General Counsel and Chief Compliance Officer of WRIMCO and IICO; Vice President and Secretary of each of the Funds in the Fund Complex; Vice President and Secretary of Ivy Funds and Ivy Funds, Inc.
Directorships held: None

Daniel C. Schulte (40)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Vice President, Assistant Secretary and General Counsel since 2001
Positions held with Funds in the Fund Complex: Vice President, Assistant Secretary and General Counsel since 2000
Principal Occupation(s) During Past 5 Years: Senior Vice President and General Counsel of WDR, W&R, WRIMCO, WRSCO and IICO; Vice President, General Counsel and Assistant Secretary of each of the Funds in the Fund Complex; Vice President, General Counsel and Assistant Secretary of Ivy Funds and Ivy Funds, Inc.; formerly, Secretary of WDR, W&R, WRIMCO and WRSCO, IICO (until 2004)
Directorships held: None

Scott Schneider (37)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Chief Compliance Officer since 2004
Positions held with Funds in the Fund Complex: Chief Compliance Officer since 2004
Principal Occupation(s) During Past 5 Years: Chief Compliance Officer for each of the Funds in the Fund Complex; formerly, Senior Attorney and Compliance Officer for each of the Funds in the Fund Complex (until 2004)
Directorships held: None

Renewal of Investment Management Agreement for Waddell & Reed InvestEd Portfolios, Inc.

At their August 23 and 24, 2005 meeting, the Directors, including all of the Disinterested Directors, considered and approved the renewal of the existing Management Agreements between WRIMCO and the Corporation with respect to each of its Portfolios. The Disinterested Directors of the Corporation were assisted in their review by independent legal counsel and met with such counsel separately from representatives of WRIMCO. The Disinterested Directors also received and considered a memorandum from their independent legal counsel regarding the Disinterested Directors' responsibilities in evaluating the Management Agreement for each Portfolio. This memorandum explained the regulatory requirements pertaining to the Disinterested Directors' evaluation of WRIMCO and the Management Agreement.

Prior to the Board meeting, independent legal counsel sent to WRIMCO a request for information to be provided to the Directors in connection with their consideration of the continuance of the Management Agreement with respect to each Portfolio. WRIMCO provided materials to the Directors that included responses to those requests and other information WRIMCO believed was useful in evaluating continuation of the Management Agreement. The Directors also received reports prepared by an independent consultant, Lipper Inc., relating to each Portfolio's performance and expenses compared to the performance and expenses of a peer group of comparable funds. At the meeting, the Directors received a presentation from representatives of WRIMCO regarding services provided by it and its affiliates (collectively, W&R) to each Portfolio. In addition, during the course of the year, WRIMCO had provided information relevant to the Directors' consideration of the continuance of the Management Agreement with respect to each Portfolio.

Nature, Extent and Quality of Services Provided to the Portfolios

The Directors considered the nature, extent and quality of the services provided to each Portfolio pursuant to the Management Agreement and also the overall fairness of the Management Agreement as to each Portfolio.

The Directors considered WRIMCO's research and portfolio management capabilities and that W&R also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Directors also considered the favorable history, reputation, qualification and background of WRIMCO and W&R's extensive administrative, accounting and compliance infrastructure.

Portfolio Performance, Management Fee and Expense Ratio

The Directors considered each Portfolio's performance, both on an absolute basis and in relation to the performance of a peer group of comparable mutual funds, as selected by Lipper. Each Portfolio's performance was also compared to relevant market indices and to a Lipper index, as applicable.

The Directors considered the management fees and total expenses of each Portfolio and also considered the Portfolio's management fees and total expenses in relation to the management fees and total expenses, respectively, of a peer group of comparable mutual funds. The Directors' review also included consideration of the Portfolio's management fees at various asset levels.

Additional Considerations with respect to each Portfolio:

Growth Portfolio

The Directors considered that Waddell & Reed InvestEd Growth Portfolio's total return performance was higher than the peer group median and the Lipper index for the one-year period and was higher than the peer group median for the three-year period.

The Directors considered the range and average of the management fees and expense ratios of the peer group. They considered that the Portfolio's management fee was lower than the peer group median and that the overall expense ratio was higher than the peer group median. They also considered that the Portfolio's effective management fees at various asset levels were lower than the asset-weighted average for its peer group. The Directors considered that WRIMCO had contractually agreed to eliminate the Portfolio's management fee and that WRSCO had agreed to reimburse 0.25% of its fees from May 1, 2004, until April 30, 2006.

Balanced Portfolio

The Directors considered that Waddell & Reed InvestEd Balanced Portfolio's total return performance was lower than the peer group median and the Lipper index for the three-year period, but higher than the peer group median and the Lipper index for the one-year period.

The Directors considered the range and average of the management fees and expense ratios of the peer group. They considered that the Portfolio's management fee was lower than the peer group median and that the overall expense ratio was higher than the peer group median. They also considered that the Portfolio's effective management fees at various asset levels were lower than the asset-weighted average for its peer group. The Directors considered that WRIMCO had contractually agreed to eliminate the Portfolio's management fee and that WRSCO had agreed to reimburse 0.25% of its fees from May 1, 2004, until April 30, 2006.

Conservative Portfolio

The Directors considered that Waddell & Reed InvestEd Conservative Portfolio's total return performance was lower than the peer group median and the Lipper index for the one- and three-year periods. The Directors discussed the Portfolio's performance with WRIMCO, which explained that the Portfolio's relative underperformance was primarily due to its being managed differently from the peer group funds and, in particular, the peer group funds' greater exposure to equity securities.

The Directors considered the range and average of the management fees and expense ratios of the peer group. They considered that the Portfolio's management fee was lower than the peer group median and that the overall expense ratio was higher than the peer group median. They also considered that the Portfolio's effective management fees at various asset levels were lower than the asset-weighted average for its peer group. The Directors considered that WRIMCO had contractually agreed to eliminate the Portfolio's management fee and that WRSCO had agreed to reimburse 0.25% of its fees from May 1, 2004, until April 30, 2006.

Profitability

As noted above, the Directors also considered that WRIMCO had contractually agreed to eliminate each Portfolio's investment management fee. In concluding that the benefits accruing to WRIMCO and its affiliates by virtue of their relationship to a Portfolio were reasonable in comparison with the costs of providing the investment management services and the benefits accruing to the Portfolio, the Disinterested Directors considered specific data as to WRIMCO's profit or loss with respect to the Portfolio for a recent period. The Directors also considered WRIMCO's methodology for determining this data.

In determining whether to approve the proposed continuance of the Management Agreement as to each Portfolio, the Directors considered the best interests of each Portfolio and the overall fairness of the proposed Management Agreement. The Directors considered the following factors to be of primary importance to their approval of the continuance of the Management Agreement as to a Portfolio, without any one factor being dispositive:

  the performance of the Portfolio compared with the average performance of a peer group of comparable funds and with relevant indices;
  the Portfolio's investment management fees and total expenses compared with the management fees and total expenses of a peer group of comparable funds;
  the cost/profitability to WRIMCO and any actual or anticipated economies of scale in relation to the services it provides to the Portfolio;
  the other benefits that accrue to WRIMCO as a result of its relationship to the Portfolio; and
  the favorable history, reputation, qualification and background of WRIMCO as well as the qualifications of its personnel.

Based on the discussions, considerations and information described generally above, the Board determined that each Portfolio's Management Agreement is fair and reasonable and that continuance of the Management Agreement was in the best interests of the Portfolio. In reaching these determinations, the Board concluded as to each Portfolio that: the nature, extent and quality of the services provided by WRIMCO for the Portfolio are adequate and appropriate; except with respect to Conservative Portfolio, the performance of the Portfolio was satisfactory; it retained confidence in WRIMCO's overall ability to manage the Portfolio; and the management fee paid to WRIMCO was reasonable in light of comparative management fee information, the services provided by WRIMCO, the costs of the services provided, and the profits realized and other benefits likely to be derived by WRIMCO from its relationship with the Portfolio.

Annual Privacy Notice

Waddell & Reed, Inc., Waddell & Reed Advisors Group of Mutual Funds and Waddell & Reed InvestEd Portfolios, Inc. (Waddell & Reed) are committed to ensuring their customers have access to a broad range of products and services to help them achieve their personal financial goals. In the course of doing business with Waddell & Reed, customers are requested to share financial information and they may be asked to provide other personal details. Customers can be assured that Waddell & Reed is diligent in its efforts to keep such information confidential.

Recognition of a Customer's Expectation of Privacy

At Waddell & Reed, we believe the confidentiality and protection of customer information is one of our fundamental responsibilities. And while information is critical to providing quality service, we recognize that one of our most important assets is our customers' trust. Thus, the safekeeping of customer information is a priority for Waddell & Reed.

Information Collected

In order to tailor available financial products to your specific needs, Waddell & Reed may request that you complete a variety of forms that require nonpublic personal information about your financial history and other personal details, including but not limited to, your name, address, social security number, assets, income and investments. Waddell & Reed may also gather information about your transactions with us, our affiliates and others.

Categories of Information that may be Disclosed

While Waddell & Reed may disclose information it collects from applications and other forms, as described above, we at Waddell & Reed also want to assure all of our customers that whenever information is used, it is done with discretion. The safeguarding of customer information is an issue we take seriously.

Categories of Parties to whom we disclose nonpublic personal information

Waddell & Reed may disclose nonpublic personal information about you to the following types of third parties: selectively chosen financial service providers, whom we believe have valuable products or services that could benefit you. Whenever we do this, we carefully review the company and the product or service to make sure that it provides value to our customers. We share the minimum amount of information necessary for that company to offer its product or service. We may also share information with unaffiliated companies that assist us in providing our products and services to our customers; in the normal course of our business (for example, with consumer reporting agencies and government agencies); when legally required or permitted in connection with fraud investigations and litigation; and at the request or with the permission of a customer.

Opt Out Right

If you prefer that we not disclose nonpublic personal information about you to nonaffiliated third parties, you may opt out of those disclosures, that is, you may direct us not to make those disclosures (other than disclosures permitted by law). If you wish to opt out of disclosures to nonaffiliated third parties, please provide a written request to opt out with your name and account number(s) or social security number to: Waddell & Reed, Attn: Opt Out Notices, P.O. Box 29220, Shawnee Mission, Kansas 66201. You may also call 1.888.WADDELL and a Client Services Representative will assist you.

Confidentiality and Security

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures the underlying Waddell & Reed Advisors Family of Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Corporation and the underlying funds, as applicable, voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Corporation's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com

Householding Notice

If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:

Fax your request to 800.532.2749.

Write to us at the address listed on the back cover.

Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.

Waddell & Reed InvestEd Portfolios, Inc.

Waddell & Reed InvestEd Growth Portfolio

Waddell & Reed InvestEd Balanced Portfolio

Waddell & Reed InvestEd Conservative Portfolio

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses associated with the InvestEd Plan carefully before investing. This and other information is found in the Waddell & Reed InvestEd Portfolios' prospectus, the InvestEd Program overview and the InvestEd Account Application, an additional copy of which can be obtained from your financial advisor. Please read these materials carefully before investing.

An investor should also consider, before investing, whether the investor's or designated beneficiary's home state offers any state tax or other benefits that are only available for investments in such state's 529 college savings plan.

NUR1909A (12-05)

ITEM 2. CODE OF ETHICS

(a)

As of December 31, 2005, the Registrant has adopted a code of ethics (the "Code"), as defined in Item 2 of Form N-CSR, that applies to the Principal Executive Office and Principal Financial Officer or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

(b)

There have been no amendments, during the period covered by this report, to a provision of the Code that applies to the registrant's Principal Executive Officer, Principal Financial Officer, Principal Accounting Officer or Controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the Code.

(c)

During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from a provision of the Code that applies to the registrant's Principal Executive Officer, Principal Financial Officer, Principal Accounting Officer or Controller, or persons performing similar functions, regardless of whether those individuals were employed by the registrant or a third party, that related to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Directors of the Registrant has determined that Glendon E. Johnson, Sr. is an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. Mr. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for each of the last two fiscal years are as follows:

	2004	$17,400
	2005	18,300

(b)	Audit-Related Fees

The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's annual financial statements and are not reported under paragraph (a) of this Item are as follows:

	2004	$1,700
	2005	3,500

	These fees are related to the review of Form N-1A and to the review of merger proxies.

(c)	Tax Fees

	The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows:

	2004	$3,900
	2005	4,200

	These fees are related to the review of the registrant's tax returns.

(d)	All Other Fees

	The aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item are as follows:

	2004	$150
	2005	160

	These fees are related to the review of internal control and the review of additional security-related costs.
(e)	(1) Registrant's audit committee considers with the principal accountants all audit services to be provided by the principal accountants and pre-approves all such audit services.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement does not apply to non-audit services that (i) were not identified as such at the time of the pre-approval and (ii) do not aggregate more than 5% of total fees paid to the principal accountants by the registrant during the fiscal year in which the services are provided, if the audit committee approves the provision of such non-audit services prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser (not including any subadvisor whose role is primarily portfolio management and is subcontracted and overseen by the investment advisor) or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant; provided that the pre-approval requirement does not apply to non-audit services that (i) were not identified as such at the time of the pre-approval and (ii) do not aggregate more than 5% of total fees paid to the principal accountants by the registrant for all services and by the registrant's investment adviser for non-audit services if the engagement relates directly to the operations or financial reporting of the registrant during the fiscal year in which those services are provided, if the audit committee approves the provision of such non-audit services prior to the completion of the audit.

(e)	(2)

None of the services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to the waiver provisions of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)

$5,750 and $7,860 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant. $222,097 and $174,517 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The Code described in Item 2 of this Form N-CSR.

Attached hereto as Exhibit 99.CODE.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed InvestEd Portfolios, Inc.
(Registrant)

By:	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

 Date: March 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: March 8, 2006

By:	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

 Date: March 8, 2006